Schedule of Warrants and Notes Measured at Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combination Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2023	$ 12	$ 9
Additions
Changes in fair value	3	3
Balance, December 31, 2024	15	12
P I P E Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2023	3	14
Additions
Changes in fair value		(11)
Balance, December 31, 2024	3	3
P I P E Notes [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2023	1,734	1,637
Additions
Conversion to Common Stock
Changes in fair value	(133)	97
Balance, December 31, 2024	1,601	1,734
Yorkville Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2023	1,718
Additions		1,350
Conversion to Common Stock	(1,094)	(343)
Changes in fair value	(30)	711
Balance, December 31, 2024	594	1,718
Yorkville Standby Equity Purchase Agreement [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance, December 31, 2023	434
Additions		160
Changes in fair value	(324)	274
Balance, December 31, 2024	$ 110	$ 434